Debt	9 Months Ended
Sep. 30, 2014
Debt Disclosure [Abstract]
Debt

5. Debt

The following table summarizes the secured indebtedness as of September 30, 2014 and December 31, 2013:

Property	September 30, 2014	December 31, 2013	Interest Rate as of September 30, 2014		Maturity
Revolving Credit Facility (1)	$6,400,000	$—	LIBOR +2.75	%(2)	April 2016
AmberGlen Mortgage Loan (3)	25,262,516	—	4.38%		May 2019
Midland Life Insurance (4)	95,000,000	—	4.34%		May 2021
Lake Vista Pointe (5)	18,460,000	—	4.28%		August 2024
Washington Group Plaza (5)	34,481,789	34,949,159	3.85%		July 2018
City Center (6)	—	22,333,938	—		June 2014
Central Fairwinds (7)	—	10,000,000	—		October 2015
Corporate Parkway (7)	—	19,133,333	—		April 2016
AmberGlen (8)	—	23,500,000	—		July 2017

Total	$179,604,305	$109,916,430

All interest rates are fixed interest rates with the exception of the revolving credit facility (“Revolving Credit Facility”) as explained in footnote 1 below.

(1)	The Revolving Credit Facility currently has $30 million authorized with $26.4 million available immediately. In addition, the Revolving Credit Facility has an accordion feature that will permit us to borrow up to $150 million, subject to additional collateral availability and lender approval. The Revolving Credit Facility bears an interest rate of LIBOR plus 2.75% and requires the Company to maintain a fixed charge coverage ratio of no less than 1.60x. The Revolving Credit Facility is cross-collateralized by Central Fairwinds and Plaza 25.
(2)	As of September 30, 2014, the 3 Month LIBOR rate was 0.27%.
(3)	Following the Formation Transactions, on April 29, 2014, we entered into a new mortgage loan in relation to the AmberGlen property for $25.4 million. The loan bears an interest rate of 4.38% and matures on May 1, 2019. The Company is required to maintain a minimum net worth of $25 million and a minimum liquidity of $2 million.
(4)	The loan is cross-collateralized by Corporate Parkway, Cherry Creek and City Center. Interest only until February 2016 then interest payable monthly plus principal based on 360 months of amortization. The loan bears a fixed interest rate of 4.34% and matures on May 6, 2021.
(5)	Interest payable monthly plus principal based on 360 months of amortization.
(6)	Interest payable monthly plus monthly principal payment of $20,000. This loan was extinguished on April 21, 2014 in relation to the Formation Transaction.
(7)	Interest only payable monthly, principal due on maturity. This loan was extinguished on April 21, 2014 in relation to the Formation Transactions.
(8)	This AmberGlen loan was refinanced on April 29, 2014 with the new AmberGlen loan discussed in footnote (3) above.

On June 13, 2014, in connection with the addition of Plaza 25 as an additional collateral property, the Company, through its Operating Partnership, exercised a portion of the accordion feature of the Revolving Credit Facility and entered into an amendment to the credit agreement, thereby increasing the aggregate principal maximum amount available for borrowing under the Revolving Credit Facility to $30 million.

The scheduled principal repayments of mortgage payable as of September 30, 2014 are as follows:

2014	$259,621
2015	1,065,209
2016	8,420,590
2017	2,873,753
2018	34,836,409
Thereafter	132,148,723

$179,604,305